BORROWINGS	12 Months Ended
Jun. 30, 2020
BORROWINGS [Abstract]
BORROWINGS
13.	BORROWINGS

	Note	June 30, 2020	June 30, 2019
		(US$’000)
Long-term other borrowings	13.1	9,783	12,993
Line of credit	13.2	21,475	36,026
		31,258	49,019
Less: Current portion of;
− long-term other borrowings	13.1	(6,001)	(5,809)
− line of credit	13.2	(21,475)	(36,026)
Less: Current portion of borrowings		(27,476)	(41,835)
Non-current portion of borrowings		3,782	7,184

13.1.	Long-term other borrowings

	Note	June 30, 2020	June 30, 2019
		(US$’000)
Financial Institutions
IBM Credit LLC	13.1.1	974	1,924
Hewlett-Packard Financial Services Co.	13.1.1	923	-
PNC Bank, N.A.	13.2.1	-	188
IPFS Corporation	13.1.2	759	614
Heritage Bank of Commerce	13.2.3	1,833	1,000
PNC Term loan	13.2.1	2,359	7,111
First Global Bank Limited Demand loan	13.1.3	2,935	2,156
		9,783	12,993
Less: Current portion of long-term other borrowings		(6,001)	(5,809)
Non-current portion of long term other borrowings		3,782	7,184

13.1.1.    The Group has financed the purchase of various property and equipment and software during the fiscal year 2020 and 2019 with IBM, PNC and FGB. As of June 30, 2020 and 2019, the Group has financed $4.5 million and $3.6 million, respectively, of assets at interest rates ranging from 6% to 9% per annum.

13.1.2.	The Group has financed the insurance policies with the IPFS Corporation with an interest rate of 4.6%.

13.1.3.    In January 2018, the Group’s subsidiary IBEX Global Jamaica Limited entered into a $1.4 million non-revolving demand loan with First Global Bank Limited. The loan bears interest at a fixed rate of 7.0% per annum for the term of the loan, has a maturity date of January 2023, and is required to be repaid in 54 equal monthly installments (commencing six months after the drawdown date). The loan is guaranteed by IBEX Global Limited and secured by substantially all the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets. As of June 30, 2020, the balance of the loan is $0.8 million (June 30, 2019: $1.1 million).

In November 2018, the Group’s subsidiary IBEX Global Jamaica Limited entered into a $1.2 million non-revolving demand loan with First Global Bank Limited. The loan bears a variable interest at 6-month LIBOR plus a margin of 5.26%, subject to a floor of 7.0% per annum, for the term of the loan.  The loan is to be paid in 60 equal monthly installments, triggering a bullet payment after 36 months, with an option to renew for an additional 24 months, with an overall maturity in January 2023. The loan is guaranteed by IBEX Global Limited and secured by substantially all the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets. At June 30, 2020, the balance of the loan is $0.9 million (June 30, 2019: $1.04 million).

In October 2019, the Group’s subsidiary, IBEX Global Jamaica Limited, entered into a $0.8 million non- revolving demand loan with First Global Bank Limited. The loan bears a fixed interest rate of 7%. The loan is to be paid in 36 equal monthly instalments. The loan is guaranteed by IBEX Global Limited and secured by substantially all the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets plus the assignment of peril insurance for the replacement value over the charged assets. As of June 30, 2020, the balance of the loan is $0.6 million.

In March 2020, the Group’s subsidiary, IBEX Global Jamaica Limited, entered into a $0.6 million non-revolving demand loan and a $2.0 million non-revolving demand loan with First Global Bank Limited.  Each loan bears interest at a fixed rate of 7.0% per annum for the term of the loan.  Each loan is to be paid in 36 equal monthly instalments, commencing 30 days after the first disbursement of loan funds.  The loan is guaranteed by IBEX Global Limited and secured by substantially all of the assets of IBEX Global Jamaica Limited.  The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets. As of June 30, 2020, the balance of the loan is $0.6 million.

13.2.	Line of credit

	Note	June 30, 2020	June 30, 2019
		(US$’000)
Financial Institutions
PNC Bank, N.A.	13.2.1	19,830	33,521
Seacoast Business Funding	13.2.2	220	80
Heritage Bank of Commerce	13.2.3	1,425	2,425
		21,475	36,026

13.2.1.    In November 2013, the Group's subsidiary Ibex Global Solutions, Inc. (formerly known as TRG Customer Solutions, Inc.)  entered into a three-year $35.0 million revolving credit facility (as amended, the "PNC Credit Facility") with PNC Bank, N.A. ("PNC"). In June 2015, the maximum revolving advance amount under the PNC Credit Facility was increased to $40.0 million, with an additional $10.0 million of incremental availability (subject to PNC's approval and satisfaction of conditions precedent) and the maturity date was extended to May 2020. In December 2018, the PNC Credit Facility maximum revolving advance amount was increased to $45.0 million.  In May 2019, the PNC Credit Facility was amended to include the following: the maximum revolving advance amount was increased to $50.0 million, with an additional $10.0 million of availability (in $5.0 million increments) subject to satisfaction of conditions precedent, and the maturity date was extended to May 2023. Borrowings under the PNC Credit Facility bear interest at LIBOR plus a margin of 1.75% and/or negative 0.5% of the PNC Commercial Lending Rate for domestic loans. In this agreement, Ibex Global Solutions, Inc. derives value from the choice of interest rates, depending on the rate selected. This value changes in response to the changes in the various interest rates alternatives. Thus, a derivative is embedded within the loan commitment. The part of the value associated with the loan commitment derivative (the embedded derivative part) is derived from the potential interest rate differential between the alternative rates. The PNC Credit Facility is guaranteed by IBEX Global Limited and secured by substantially all the assets of Ibex Global Solutions, Inc. The line of credit balance as of June 30, 2020 is $19.8 million (June 30, 2019: $33.5 million), as presented in Note 13.2.

 In June 2016, the PNC Credit Facility was amended to add a Term Loan A of $6.0 million, which was drawn down in full, and a Term Loan B of $4.0 million (subject to satisfaction of conditions precedent), which was never drawn down and cancelled. In November 2016, the PNC Credit Facility was amended by adding a Term Loan C of $16.0 million which was drawn down in full with $6.0 million applied to repay in full Term Loan A. Term Loan C bears interest at LIBOR plus a margin of 4.00% and is required to be repaid in 54 equal monthly instalments (commencing January 1, 2017). Term Loan C balance as of June 30, 2020 is $2.3 million (June 30, 2019: $7.1 million).

In addition, the PNC Credit Facility was amended in June 2016 to include a $3.0 million non-revolving line of credit for purchases of equipment, which was drawn down in full, bearing interest at LIBOR plus a margin of 3.25%. The balance of this line as of June 30, 2020 is nil (June 30, 2019: $0.2 million), as presented in Note 13.1.

13.2.2.   In July 2011, a subsidiary of the Group, iSky, Inc. entered into a purchasing agreement (the "Seacoast Receivables Financing Agreement") with the predecessor to Seacoast National Bank ("Seacoast"). Pursuant to the Seacoast Receivables Financing Agreement, Seacoast provides payment to iSky, Inc. for up to $1.5 million of accounts receivable owed to iSky, Inc. All payments from Seacoast to iSky, Inc. are subject to a discount of 1.0% for receivables outstanding 30 days or less and an additional 0.5% for each additional 15 days that such receivable is outstanding. The average discount during the fiscal year ended June 30, 2020 was approximately 1.2% (June 30, 2019: 1.2%) of net sales. Under the Seacoast Receivables Financing Agreement, Seacoast may also advance an amount up to 85% of iSky, Inc.'s receivables to iSky, Inc. at a rate of LIBOR plus 7.0%.

The Seacoast Receivables Financing Agreement requires iSky, Inc. to sell $0.2 million of receivables per month to Seacoast, subject to a penalty based on the discount fee if such minimum is not met. The Seacoast Receivables Financing Agreement is automatically renewed for successive 12-month periods unless terminated in accordance with its terms.

13.2.3.    In March 2015, the Group's subsidiaries, Digital Globe Services, Inc., TelSatOnline, Inc. and DGS EDU, LLC entered into a one-year $3.0 million loan and security agreement (the "HBC Loan Agreement") with Heritage Bank of Commerce ("HBC"). In March 2016, the HBC Loan Agreement was amended to increase the credit line capacity to $5.0 million and extend its maturity date until March 31, 2018, subject to collateral review. In June 2017, the HBC Loan Agreement was amended to add an additional subsidiary, 7 Degrees LLC, as a borrower, along with extending the maturity date until March 31, 2019.  In August 2018, the HBC Loan Agreement was amended to increase the accrued account advance rate and certain other terms along with extending the maturity date until March 31, 2021. In January 2019, HBC Loan Agreement was amended to exclude DGS EDU, LLC therefrom pursuant to its sale. Refer to Note 30.2.  Borrowings under the HBC Loan Agreement bear interest at the Prime Rate plus a margin of 2.50%. The credit line is secured by substantially all the assets of Digital Globe Services, Inc., TelSatOnline, Inc., and 7 Degrees LLC. The line of credit balance as of June 30, 2020 was $1.4 million (June 30, 2019: $2.4 million), as presented in Note 13.2.

In March 2019, HBC Loan Agreement was amended to add a term loan of up to $2.0 million that bears interest at the Prime Rate plus a margin of 2.5%. The term loan is required to be repaid in 36 equal monthly installments (commencing April 2020) and will mature on March 1, 2023. On the term loan maturity date, all amounts owing shall be immediately due and payable.  The term loan balance as of June 30, 2020 is $1.8 million (June 30, 2019: $1.0 million).

13.3.     In June 2015, the Group’s subsidiary, Ibex Global Solutions, Inc., entered into a supplier agreement with Citibank, N.A. (the “Citibank Receivables Financing Agreement”). Pursuant to the Citibank Receivables Financing Agreement, Citibank provides payment to Ibex Global Solutions, Inc. for accounts receivable owed to Ibex Global Solutions, Inc. from one of our largest clients and its various subsidiaries and affiliates located in the United States. All payments from Citibank to Ibex Global Solutions, Inc. are subject to a discount charge. The discount rate used to calculate the discount charge is the product of (i) the LIBOR rate for the period most closely corresponding to the number of days in the period starting from and including the date the proceeds are remitted by Citibank to Ibex Global Solutions, Inc. (the “Discount Acceptance Period”) plus 0.80% per annum and (ii) the Discount Acceptance Period divided by 360. The discount charge during the fiscal year ended June 30, 2020 and 2019 averaged approximately 0.33% and 0.32% of net sales, respectively.

13.4.	Changes in liabilities arising from financing activities:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Balance of debt, July 1,	118,253	62,958	57,948
Changes from operating cash flows	(3,379)	458	-
Changes from financing cash flows	(33,746)	10,124	3,333
New assets (2018: finance leases)	24,295	89,771	1,857
Non cash item - disposal of subsidiary	-	(43,431)	-
Foreign exchange movement	547	(1,627)	(180)
Balance of debt, June 30,	105,970	118,253	62,958

13.5.      In June and July 2017, e-Telequote Insurance, Inc. issued $9.1 million and 1.0 million respectively, aggregate principal amount of 12.0% Senior Secured Notes due June 12, 2018 (the "2017 ETQ Notes"), guaranteed by TRGI, with an option of early settlement by the borrower. In May 2018, the e-TeleQuote Insurance Inc. renewed the facility and expanded the loan to $15.0 million on the same terms maturing on May 15, 2019. During the year ended June 30, 2019, the loan notes were paid in full.